LONG-TERM DEBT (Tables)	12 Months Ended
Oct. 31, 2024
Debt Disclosure [Abstract]
Long-term debt - Senior Notes
The following table summarizes the company's long-term senior notes:

	October 31, 2024	October 31, 2023
	Amortized Principal	Amortized Principal
	(in millions)
2026 Senior Notes	$299	$299
2027 Senior Notes	596	—
2029 Senior Notes	496	496
2030 Senior Notes	497	496
2031 Senior Notes	845	844
2034 Senior Notes	593	—
Total Senior Notes	$3,326	$2,135